Commitments and contingencies	6 Months Ended
Sep. 30, 2021
Commitments and contingencies
14. Commitments and contingencies
Obligations under guarantees
The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. A guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.
The Group records all guarantees and similar obligations subject to ASC 460, “Guarantees” (“ASC 460”) at fair value in the consolidated balance sheets at the inception of the guarantee.
The table below summarizes the maximum potential amount of future payments by type of guarantee at March 31, 2021 and September 30, 2021. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be required to be repaid in the event of the guarantees being executed, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2021	September 30, 2021

	(in billions of yen)
Performance guarantees	2,730	2,764
Guarantees on loans	348	448
Guarantees on securities	79	69
Other guarantees	2,390	2,558
Guarantees for the repayment of trust principal	28	25
Liabilities of trust accounts	480	466
Derivative financial instruments	23,933	26,445
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in billions of yen)
Investment grade	4,427	4,583
Non-investment grade	1,120	1,256

Total	5,547	5,839

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.
Other
off-balance-sheet
instruments
In addition to guarantees, the MHFG Group issues other
off-balance-sheet
instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ requests.
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in billions of yen)
Commitments to extend credit (Note)	93,999	87,549
Commercial letters of credit	797	1,028

Total	94,796	88,577

Note:	Commitments to extend credit include commitments to invest in securities.
Legal proceedings and investigations
The MHFG Group is involved in
normal
collection proceedings initiated by the Group, other legal proceedings and investigations in the ordinary course of business. In accordance with ASC 450, the Group recognizes a liability for loss contingencies arising from such proceedings and investigations when a loss is probable and the loss amount or the range of the loss can be reasonably estimated. However, if a loss is reasonably possible but the range of loss is not probable and reasonably estimable, the Group does not recognize a liability but discloses the detail of such proceedings and investigations. Based on the information available as of the date of the consolidated financial statements, the Group believes that the outcome of the collection, legal proceedings and investigations will not have a significant adverse effect on the consolidated
financial statements.